BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Schedule of the list of subsidiaries included in the consolidation

		Ownership interest
		12.31.2019			12.31.2018
Taxpayer ID	Company Name	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A.	—	99.99	99.99	—	99.99	99.99
Foreign	Aconcagua Investing Ltda.	0.71	99.28	99.99	0.71	99.28	99.99
96.842.970-1	Andina Bottling Investments S.A.	99.90	0.09	99.99	99.90	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
96.971.280-6	Inversiones Los Andes Ltda. (1)	—	—	—	99.99	—	99.99
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	Vital Jugos S.A.	15.00	50.00	65.00	15.00	50.00	65.00

(1) Company merged into Andina Bottling Investments SA.

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Schedule of exchange rates regarding the Chilean peso in effect at the end of each period

Exchange rates regarding the Chilean peso in effect at the end of each period are as follows:

Date	USD	BRL	ARS	PGY
12.31.2019	748.74	185.76	12.50	0.116
12.31.2018	694.77	179.30	18.43	0.117
12.31.2017	614.75	185.84	32.96	0.110

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	30	-	50
Plant and equipment	10	-	20
Warehouse installations and accessories	10	-	30
Furniture and supplies	4	-	5
Motor vehicles	5	-	7
Other Property, plant and equipment	3	-	8
Bottles and containers	2	-	8

Schedule of discount rates applied in annual test to the level of risk of the CGU

	Discount rates	Discount rates
	2019	2018
Argentina	35.3%	21.2%
Chile	8.5%	8.1%
Brazil	11.4%	10.9%
Paraguay	11.5%	10.1%

Schedule of New Standards, Interpretations and Amendments for annual periods beginning on or after January 1, 2019.

	Standards, Interpretations, Amendments	Mandatory application date
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019

Schedule of effects of adopting IFRS 16

Consolidated Statement of Financial Position	12.31.2018	IFRS 16 Adjustments	01.01.2019
Assets
Property, Plant & Equipment (several)	17,805,700	(17,805,700)		(i)
Right of use	—	37,380,774	37,380,774	(i)

Liabilities				(ii)
Lease liabilities short-term	1,534,467	4,410,510	5,944,977
Lease liabilities long-term	13,797,468	12,309,239	26,106,707
i.	Right-of-use assets consisting of CLP 17,805,700 from transfers of other Property, Plant and Equipment assets and CLP 19,575,074 for assets arising from operating leases.
ii.	Lease Liabilities increase

Schedule of amendments to IFRS that have been issued effective as of the date of these financial statements

	Amendments	Application date
IFRS 3	Business combinations – interests previously held in a joint operation	January 1, 2019
IFRS 9	Financial instruments – payments with negative compensation	January 1, 2019
IFRS 11	Joint agreements – interests previously held in a joint operation	January 1, 2019
IAS 12	Income taxes – tax consequences of payments related to financial instruments classified as equity	January 1, 2019
IAS 23	Loan costs – eligible loan costs to be capitalized	January 1, 2019
IAS 28	Investments in associates – long-term investments in associates or joint ventures	January 1, 2019
IAS 19	Employee benefits – amendment, reduction or liquidation of the plan	January 1, 2019

Schedule of New Accounting Standards, Interpretations and Amendments with effective application for annual periods beginning on or after January 1, 2020

	Standards and Interpretations	Mandatory application date
Conceptual Framework	Revised Conceptual Framework	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021

Summary of Amendments to IFRS which have been issued and will become in effect on January 1, 2020

	Amendments	Implementation date
IFRS 3	Definition of a business	January 1, 2020
IAS 1 and IAS 8	Definition of material	January 1, 2020
IFRS 9, IAS 39 and IFRS 7	Reference Interest Rate Reform	January 1, 2020
IFRS 10 and IAS 28	Consolidated Financial Statements – sale or contribution of assets between an investor and its associate or joint venture	To be determined